Calvert
Emerging Markets Equity Fund
December 31, 2022
Schedule of Investments (Unaudited)

Common Stocks — 99.2%

Security	Shares	Value
Brazil — 4.4%
Hapvida Participacoes e Investimentos S.A.(1)(2)	19,369,594	$ 18,665,179
Itausa S.A., PFC Shares	21,194,800	34,079,673
Localiza Rent a Car S.A.	1,979,400	19,654,940
WEG S.A.	3,647,100	26,493,574
		$ 98,893,366
Chile — 2.6%
Banco de Chile	560,565,874	$ 58,051,270
		$ 58,051,270
China — 27.8%
Alibaba Group Holding, Ltd.(2)	9,007,970	$98,843,635
China Merchants Bank Co., Ltd., Class H	9,516,000	52,660,137
Hangzhou Tigermed Consulting Co., Ltd., Class A	2,337,246	35,119,497
Hundsun Technologies, Inc., Class A	5,369,777	31,144,071
JD.com, Inc., Class A	3,334,787	93,095,977
Meituan, Class B(1)(2)	2,797,200	61,974,289
Midea Group Co., Ltd.	5,123,034	38,019,514
NARI Technology Co., Ltd., Class A	13,858,894	48,433,889
Silergy Corp.	1,071,000	15,127,785
Sungrow Power Supply Co., Ltd.	1,061,085	17,026,343
Tencent Holdings, Ltd.	2,753,958	116,768,821
Wuxi Lead Intelligent Equipment Co., Ltd.	3,330,683	19,214,892
		$627,428,850
Hong Kong — 6.7%
AIA Group, Ltd.	7,087,417	$78,269,050
Samsonite International S.A.(1)(2)	14,488,044	38,041,355
Techtronic Industries Co., Ltd.	3,255,290	36,155,972
		$152,466,377
Hungary — 1.2%
Richter Gedeon Nyrt	1,170,241	$25,985,809
		$25,985,809
India — 11.4%
Bajaj Finserv, Ltd.	1,360,116	$25,372,393
Bharat Forge, Ltd.	772,154	8,194,389
Container Corp. of India, Ltd.	1,920,610	17,175,345
Dabur India, Ltd.	4,672,010	31,656,277
FSN E-Commerce Ventures, Ltd.(2)	2,789,897	5,216,457
Hero MotoCorp, Ltd.	1,047,163	34,551,922
ICICI Bank, Ltd.	3,622,303	39,052,490
Motherson Sumi Systems, Ltd.	6,645,894	5,958,860
SBI Life Insurance Co., Ltd.(1)	2,755,494	40,970,263
State Bank of India	3,632,192	26,884,050
Security	Shares	Value
India (continued)
Tech Mahindra, Ltd.	1,902,069	$ 23,303,446
		$ 258,335,892
Indonesia — 3.1%
Bank Rakyat Indonesia Persero Tbk PT	219,750,039	$ 69,671,773
		$ 69,671,773
Malaysia — 2.6%
Press Metal Aluminium Holdings Bhd	53,549,700	$ 59,330,357
		$ 59,330,357
Mexico — 2.9%
Grupo Aeroportuario del Pacifico SAB de CV, Class B	254,850	$3,654,073
Grupo Financiero Banorte SAB de CV, Class O	4,627,636	33,304,065
Wal-Mart de Mexico SAB de CV	7,827,293	27,667,562
		$64,625,700
Peru — 0.9%
Credicorp, Ltd.	143,533	$19,471,687
		$19,471,687
South Africa — 3.9%
Clicks Group, Ltd.	1,393,651	$22,027,810
Prosus NV(3)	651,985	45,151,928
Shoprite Holdings, Ltd.	1,600,407	21,215,793
		$88,395,531
South Korea — 11.7%
KB Financial Group, Inc.	1,560,223	$59,776,234
LG Chem, Ltd.	133,630	63,812,240
Samsung Electronics Co., Ltd.	3,225,014	141,556,325
		$265,144,799
Sweden — 0.7%
Epiroc AB, Class A	905,658	$16,491,222
		$16,491,222
Taiwan — 15.8%
Accton Technology Corp.	2,780,000	$21,110,766
Airtac International Group	532,000	16,061,848
Chailease Holding Co., Ltd.	2,920,000	20,571,947
Delta Electronics, Inc.	7,452,000	69,079,937
Taiwan Semiconductor Manufacturing Co., Ltd.	13,263,000	192,624,635
Win Semiconductors Corp.	3,130,000	13,873,664
Wiwynn Corp.	935,000	24,184,148
		$357,506,945

Calvert
Emerging Markets Equity Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
United Arab Emirates — 2.4%
Abu Dhabi Commercial Bank PJSC	22,542,389	$ 55,168,289
		$ 55,168,289
United States — 1.1%
Micron Technology, Inc.	509,072	$ 25,443,419
		$ 25,443,419
Total Common Stocks (identified cost $2,279,434,016)		$2,242,411,286

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(4)(5)	$5,170	$ 4,889,476
Total High Social Impact Investments (identified cost $5,170,000)		$ 4,889,476

Rights — 0.0%(6)

Security	Shares	Value
Brazil — 0.0%(6)
Localiza Rent a Car S.A., Exp. 1/30/23(2)	8,651	$ 17,630
Total Rights (identified cost $0)		$ 17,630

Short-Term Investments — 0.6%

Affiliated Fund — 0.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.11%(7)	7,184,029	$ 7,184,029
Total Affiliated Fund (identified cost $7,184,029)		$ 7,184,029

Securities Lending Collateral — 0.3%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.34%(8)	7,963,355	$ 7,963,355
Total Securities Lending Collateral (identified cost $7,963,355)		$ 7,963,355
Total Short-Term Investments (identified cost $15,147,384)		$ 15,147,384
Value
Total Investments — 100.0% (identified cost $2,299,751,400)	$2,262,465,776
Other Assets, Less Liabilities — (0.0)%	$ (1,103,520)
Net Assets — 100.0%	$2,261,362,256

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2022, the aggregate value of these securities is $159,651,086 or 7.1% of the Fund's net assets.
(2)	Non-income producing security.
(3)	All or a portion of this security was on loan at December 31, 2022. The aggregate market value of securities on loan at December 31, 2022 was $7,486,118 and the total market value of the collateral received by the Fund was $7,963,355, comprised of cash.
(4)	May be deemed to be an affiliated company.
(5)	Restricted security. Total market value of restricted securities amounts to $4,889,476, which represents 0.2% of the net assets of the Fund as of December 31, 2022.
(6)	Amount is less than 0.05%.
(7)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2022.
(8)	Represents investment of cash collateral received in connection with securities lending.
At December 31, 2022, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Financials	27.1%
Information Technology	24.7
Consumer Discretionary	19.0
Industrials	9.7
Materials	5.5
Communication Services	5.2
Consumer Staples	4.5
Health Care	3.5
High Social Impact Investments	0.2
Total	99.4%

Calvert
Emerging Markets Equity Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	12/14/20	$5,170,000

Abbreviations:
PFC Shares	– Preference Shares
The Fund did not have any open derivative instruments at December 31, 2022.
Affiliated Investments
At December 31, 2022, the value of the Fund's investment in Calvert Impact Capital, Inc. and in funds that may be deemed to be affiliated was $12,073,505, which represents 0.5% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23(1)	$4,801,689	$ —	$ —	$ —	$87,787	$ 4,889,476	$ 19,388	$5,170,000
Short-Term Investments
Liquidity Fund, Institutional Class(2)	1,258	147,866,639	(140,683,868)	—	—	7,184,029	123,679	7,184,029
Total				$ —	$87,787	$12,073,505	$143,067

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Brazil	$ —	$98,893,366	$ —	$98,893,366
Chile	—	58,051,270	—	58,051,270
China	—	627,428,850	—	627,428,850
Hong Kong	—	152,466,377	—	152,466,377
Hungary	—	25,985,809	—	25,985,809
India	—	258,335,892	—	258,335,892
Indonesia	—	69,671,773	—	69,671,773
Malaysia	—	59,330,357	—	59,330,357
Mexico	64,625,700	—	—	64,625,700
Peru	19,471,687	—	—	19,471,687

Calvert
Emerging Markets Equity Fund
December 31, 2022
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
South Africa	$ —	$88,395,531	$ —	$88,395,531
South Korea	—	265,144,799	—	265,144,799
Sweden	—	16,491,222	—	16,491,222
Taiwan	—	357,506,945	—	357,506,945
United Arab Emirates	—	55,168,289	—	55,168,289
United States	25,443,419	—	—	25,443,419
Total Common Stocks	$109,540,806	$2,132,870,480(1)	$ —	$2,242,411,286
High Social Impact Investments	$ —	$4,889,476	$ —	$4,889,476
Rights	17,630	—	—	17,630
Short-Term Investments:
Affiliated Fund	7,184,029	—	—	7,184,029
Securities Lending Collateral	7,963,355	—	—	7,963,355
Total Investments	$124,705,820	$2,137,759,956	$ —	$2,262,465,776

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
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